FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 10,762	$ 10,596
Financial liabilities	65,040	63,355
Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	4,988	4,542
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	47,640	46,552
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,142	4,344
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	3,167	2,780
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	5,083	5,117
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial liabilities	774	414
FVTPL (Fair Value) | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	774	414
FVTPL (Fair Value) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Loans and receivables/other liabilities (amortized cost)
Disclosure of financial assets [line items]
Financial liabilities	64,266	62,941
Loans and receivables/other liabilities (amortized cost) | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	4,988	4,542
Loans and receivables/other liabilities (amortized cost) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	47,640	46,552
Loans and receivables/other liabilities (amortized cost) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,142	4,344
Loans and receivables/other liabilities (amortized cost) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,393	2,366
Loans and receivables/other liabilities (amortized cost) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	5,083	5,117
Loans and receivables/other liabilities (amortized cost) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	530	1,214
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	28	25
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	10,204	9,357
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,342	2,071
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	2,342	2,071
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	7,622	7,130
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	7,622	7,130
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	798	1,395
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	530	1,214
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	28	25
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 240	$ 156